UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number: 2
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED ON AUGUST 1, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56 Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

James E. Buck, II     GREENWICH, CONNECTICUT    November 4, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    83895

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
                                                                FORM 13F INFORMATION TABLE (November 15, 2003 - Public)
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CATHAY BANCORP INC.            COMMON STOCK     149150104     1266    28400 SH       SOLE                  28400        0        0
D CLAYTON HOME INC.              COMMON STOCK     184190106     8577    63100 SH       SOLE                  63100        0        0
D COBALT CORP.                   COMMON STOCK     19074W100     5248   255400 SH       SOLE                 255400        0        0
D EXPEDIA INC.                   COMMON STOCK     302125109    29466   387000 SH       SOLE                 387000        0        0
D F&M BANCORP (MD)               COMMON STOCK     302367107     9467   192300 SH       SOLE                 192300        0        0
D FIDELITY NATIONAL INFORMATION  COMMON STOCK     31620P109     3502   134314 SH       SOLE                 134314        0        0
D FIRST BELL BANCORP             COMMON STOCK     319301107     2202    84875 SH       SOLE                  84875        0        0
D FLORIDA E COAST INDUS          COMMON STOCK     340632207      931    37400 SH       SOLE                  37400        0        0
D LENDINGTREE INC.               COMMON STOCK     52602Q105     1232    50800 SH       SOLE                  50800        0        0
D MID-ATLANTIC RLTY TR SH        COMMON STOCK     595232109     1625    77600 SH       SOLE                  77600        0        0
D MOUNTAINBANK FINANCIAL CORP.   COMMON STOCK     62451E103      369    11700 SH       SOLE                  11700        0        0
D OAK TECHNOLOGY                 COMMON STCOK     671802106      426    69000 SH       SOLE                  69000        0        0
D OREGON TRAIL FINANCIAL CORP.   COMMON STOCK     685932105     1318    52770 SH       SOLE                  52770        0        0
D PREMIER BANCORP                COMMON STOCK     74046J109      805    29000 SH       SOLE                  29000        0        0
D RIBAPHARM INC.                 COMMON STOCK     762537108      129    20000 SH       SOLE                  20000        0        0
D ST. FRANCIS CAP CORP           COMMON STOCK     789374105      291    10000 SH       SOLE                  10000        0        0
D SUPERIOR FINANCIAL CORP        COMMON STOCK     868161100     2023    85000 SH       SOLE                  85000        0        0
D VARSITY BRANDS INC (EX RIDDELL)COMMON STOCK     92227P108      333    52100 SH       SOLE                  52100        0        0
D VERIDIAN CORP                    COMMON STOCK   92342R203    14685  420900 SH        SOLE                420900         0        0
D S REPORT SUMMARY                 3 DATA RECORDS              44290       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED